Earnings per Share	12 Months Ended
Dec. 31, 2025
Earnings per Share [Abstract]
Earnings per Share
11.	Earnings per Share

All common shares issued (including the restricted shares issued under the equity incentive plan, or else) are the Company’s common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreements. For 2025, 2024 and 2023, the Company declared and paid aggregate dividends to its Series B and Series C preferred stockholders amounting to $1,831, $1,833 and $1,889, respectively. For 2023, net income is further adjusted by a deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature of $9,809 (Note 9) and by a deemed dividend to the holders of the July and August 2022 Warrants of $789 (Note 9), to arrive at the net income attributable to common equity holders. The dilutive effect of share-based compensation arrangements and for unexercised warrants that are in-the money, is computed using the treasury stock method, which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period, while the dilutive effect of convertible securities is computed using the “if converted” method. In particular, for the preferred convertible stock that requires the payment of cash by the holder upon conversion, the proceeds assumed to be received shall be assumed to be applied to purchase common stock under the treasury stock method and the convertible security shall be assumed to be converted under the “if-converted” method.

For 2025, the computation of diluted earnings per share reflects: i) the potential dilution from conversion of outstanding preferred convertible Series C stock (as conversion from Series B preferred stock to Series C preferred stock was not applicable anymore) calculated with the “if converted” method and resulted in 26,221,126 shares, and ii) the potential dilution from the exercise of the July and August warrants and the Series A warrants (either exercised during the period end, or outstanding) using the treasury stock method which resulted in 257,807 shares, and the addition of $4, related to the changes in fair value of Series A warrants’ liability, to net income attributable to common stockholders. For 2024, the computation of diluted earnings per share reflects: i) the potential dilution from conversion of outstanding preferred convertible Series C stock (as conversion from Series B preferred stock to Series C preferred stock was not applicable anymore) calculated with the “if converted” method and resulted in 26,278,338 shares, and ii) the potential dilution from the exercise of the July and August warrants and the Series A warrants (either exercised during the period end, or outstanding) using the treasury stock method which resulted in 558,109 shares, and the deduction of $6, related to the changes in fair value of Series A warrants’ liability, from net income attributable to common stockholders. The computation of diluted earnings per share for 2023, reflects i) the potential dilution from conversion of outstanding preferred convertible Series B and C stock, calculated with the “if converted” method which resulted in 24,596,069 shares, and ii) the potential dilution from the exercise of warrants Series A (either exercised during the period end or outstanding) using the treasury stock method which resulted in 452,286 shares and the deduction of $561, related to the changes in fair value of Series A warrants’ liability, from net income attributable to common stockholders.

Securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share, because to do so would have anti-dilutive effect, for 2023,  are any incremental shares resulting from the non-vested restricted share awards, all outstanding warrants considered to be out of the money (Class A Warrants, July Warrants, August Warrants and Series B Warrants) and the non-exercised stock options calculated with the treasury stock method. For 2024 and 2025, securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share, because to do so would have anti-dilutive effect, are all outstanding warrants considered to be out of the money (Class A Warrants and Series B Warrants) and the non-exercised stock options calculated with the treasury stock method.

The following table sets forth the computation for basic and diluted earnings per share:

	2025		2024		2023
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$49,973	$49,973	$43,730	$43,730	$69,413	$69,413
less income allocated to participating securities	-	-	-	-	(2)	(2)
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	-	-	-	-	(9,809)	-
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	-	-	-	-	(789)	(789)
less dividends on preferred stock	(1,831)	(52)	(1,833)	-	(1,889)	(40)
less changes in value of warrants’ liability	-	4	-	(6)	-	(561)
Net income attributable to common stockholders	48,142	49,925	41,897	43,724	56,924	68,021

Weighted average number of common shares, basic	12,432,158	12,432,158	12,365,418	12,365,418	10,491,316	10,491,316
Effect of dilutive shares	-	26,493,233	-	26,836,447	-	25,048,355
Weighted average number of common shares, diluted	12,432,158	38,925,391	12,365,418	39,201,865	10,491,316	35,539,671

Earnings per common share	$3.87	$1.28	$3.39	$1.11	$5.43	$1.91